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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               -------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Cincinnati Insurance Company
            ------------------------------------------
Address:    6200 South Gilmore Road
            ------------------------------------------
            Fairfield, Ohio 45014
            ------------------------------------------

13F File Number: 028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth W. Stecher
          --------------------------------------------
Title:    Chief Financial Officer
          --------------------------------------------
Phone:    (513) 870-2626
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kenneth W. Stecher    Fairfield, Ohio                        August 12, 2004
-----------------------  -------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager: N/A

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      1
                                              -----------------------

Form 13F Information Table Entry Total:                38
                                              -----------------------

Form 13F Information Table Value Total:      $  2,521,741
                                              -----------------------

List of Other Included Managers:

   01 Cincinnati Financial Corporation 13F File No. 028-10798

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS  SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP        Common        020039103      216,457    4,276,110   SH             SHARED         01             4,276,110
CINERGY CORP       Common        172474108       40,090    1,055,000   SH             SHARED         01             1,055,000
PIEDMONT
 NATURAL GAS       Common        720186105       63,751    1,493,000   SH             SHARED         01             1,493,000
BB & T CORP        Common        054937107        6,980      188,800   SH             SHARED         01               188,800
FIFTH THIRD
 BANCORP           Common        316773100      610,536   11,352,482   SH             SHARED         01            11,352,482
FIRST FINANCIAL
 BANCORP           Common        320209109        1,605       90,586   SH             SHARED         01                90,586
HUNTINGTON
 BANCSHARES INC    Common        446150104        1,466       63,800   SH             SHARED         01                63,800
JEFFERSON
 PILOT CORP        Common        475070108        6,350      125,000   SH             SHARED         01               125,000
LINCOLN
 NATIONAL CORP     Common        534187109       10,093      213,600   SH             SHARED         01               213,600
NATIONAL CITY
 CORPORATION       Common        635405103      245,945    7,025,000   SH             SHARED         01             7,025,000
PNC FINANCIAL
 SERVICES GROUP    Common        693475105       96,075    1,810,000   SH             SHARED         01             1,810,000
SKY FINANCIAL
 GROUP INC         Common        83080P103       22,876      925,050   SH             SHARED         01               925,050
U S BANCORP        Common        902973304       83,758    3,039,120   SH             SHARED         01             3,039,120
WELLS FARGO & CO   Common        949746101       79,120    1,382,500   SH             SHARED         01             1,382,500
ALLIANCE CAPITAL
 MGMT HLDG
 LTD PART          Common        01855A101       69,550    2,048,600   SH             SHARED         01             2,048,600
CAMDEN PROPERTY
 TRUST             Common        133131102        4,580      100,000   SH             SHARED         01               100,000
CHEVRONTEXACO
 CORPORATION       Common        166764100       33,691      358,000   SH             SHARED         01               358,000
COMMERCIAL NET
 LEASE REALTY      Common        202218103        4,558      265,000   SH             SHARED         01               265,000
CONOCOPHILLIPS     Common        20825C104       13,351      175,000   SH             SHARED         01               175,000
DEVELOPERS
 DIVERSIFIED
 REALTY            Common        251591103        1,769       50,000   SH             SHARED         01                50,000
EQUITABLE
 RESOURCES INC     Common        294549100       15,513      300,000   SH             SHARED         01               300,000
EQUITY
 RESIDENTIAL PROPS Common        29476L107       12,128      407,934   SH             SHARED         01               407,934
EXXON MOBIL
 CORPORATION       Common        30231G102      280,671    6,320,000   SH             SHARED         01             6,320,000
FORTUNE
 BRANDS INC        Common        349631101       20,743      275,000   SH             SHARED         01               275,000
GENERAL
 ELECTRIC CO.      Common        369604103       26,730      825,000   SH             SHARED         01               825,000
GENUINE PARTS CO   Common        372460105       22,618      570,000   SH             SHARED         01               570,000
GLIMCHER REALTY
 TRUST             Common        379302102        2,212      100,000   SH             SHARED         01               100,000
HILLENBRAND
 INDUSTRIES        Common        431573104       34,843      576,400   SH             SHARED         01               576,400
JOHNSON & JOHNSON  Common        478160104       77,980    1,400,000   SH             SHARED         01             1,400,000
MEDTRONIC INC      Common        585055106        9,744      200,000   SH             SHARED         01               200,000
NEW PLAN EXCEL
 RLTY TRUST INC    Common        648053106       10,164      435,095   SH             SHARED         01               435,095
PFIZER INC         Common        717081103        4,799      140,000   SH             SHARED         01               140,000
PROCTER & GAMBLE
 CORPORATION       Common        742718109      252,057    4,630,000   SH             SHARED         01             4,630,000
SIMON PROPERTY
 GROUP INC         Common        828806109       10,284      200,000   SH             SHARED         01               200,000
STANDARD
 REGISTER CO       Common        853887107        1,671      140,400   SH             SHARED         01               140,400
SYSCO CORP         Common        871829107          251        7,000   SH             SHARED         01                 7,000
TANGER FCTRY
 OUTLET            Common        875465106        7,945      203,200   SH             SHARED         01               203,200
WYETH              Common        983024100      118,786    3,285,000   SH             SHARED         01             3,285,000
                                              2,521,741   56,051,677                                               56,051,677